SHARE CAPITAL: (Details Narrative) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	8,123,021	6,623,021
Derivative Liability	$ 16,541
Prior Period Reclassification Adjustment	$ 16,541